Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0	$ 0
Common Stock, Shares, Issued	120,047,814	120,047,814	117,057,860
Common Stock, Shares, Outstanding	120,047,814	120,047,814	117,057,860